Taxes	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Taxes
3.	TAXES

The reconciliation of the expected provision for income tax recovery/expense to the actual provision for income tax recovery/expense reported in the consolidated statements of operations for the years ended December 31, 2013 and 2012 is as follows:

	2013	2012
Loss before income taxes	$(18,172)	$(15,623)
Expected income tax recovery at Canadian statutory income tax rate of 26.5% (2012 – 26.5%)	(4,815)	(4,141)
Permanent differences	1,126	1,040
Effect of change in tax rates	90	(1,199)
Effect of unused tax credits	667	—
Reversal of previously recognized foreign tax credits	—	(84)
Foreign withholding taxes paid	84	129
Foreign rate differential	(588)	—
Increase (decrease) in valuation allowance	3,357	3,152

Provision for income tax recovery	$(79)	$(1,103)

During the years ended December 31, 2013 and 2012, the reported loss before income taxes includes foreign losses of $3,239 and $2,907, respectively.

The significant components of the Company’s future income tax assets and liabilities as at December 31, 2013 and 2012 are as follows:

	2013	2012
Tax loss carryforwards	$32,981	$20,481
Scientific research and experimental development (“SR&ED”) carryforwards	5,345	5,352
Harmonization asset	—	677
Share issue costs	497	831
Investment tax credits	4,571	4,564
Accounts payable and accrued liabilities	3,102	4,759
Difference between tax and book value of finance obligations	(985)	—
Difference between tax and book value of capital and intangible assets	(7,694)	(8,252)
Difference between tax and book value of loan receivable	42	31

Total future income tax asset	37,859	28,443
Valuation allowance	(10,983)	(7,626)

Net future income tax asset	$26,876	$20,817

Management has assigned probabilities to the Company’s expected future taxable income based on significant risk factors, sensitivity analysis and timing of non-capital tax losses. The amount of the future income tax asset considered realizable could change materially in the near term, based on future taxable income during the carryforward period. The valuation allowance consists of $6,327 in Canada and $4,656 in the US.

As at December 31, 2013, the Company had unused non-capital tax losses of approximately $108,283 (2012 – $54,821) and SR&ED expenditure pool totaling $20,198 (2012 – $20,198) that are due to expire as follows:

	SR&ED Expenditure Pool	Tax Losses
2022	$—	$203
2023	—	603
2024	—	616
2025	—	11,882
2026	—	444
2027	—	91
2028	—	1
2029	—	3,887
2030	—	30,776
2031	—	8,901
2032	—	9,000
2033	—	41,879
Indefinite	20,198	—

	$20,198	$108,283

The Company also has investment tax credits of $6,171, that expire in various amounts from 2017 to 2032, and $22,068 of capital losses carried forward with no expiry date. Investment tax credits, which are earned as a result of qualifying SR&ED expenditures, are recognized and applied to reduce income tax expense in the year in which the expenditures are made and their realization is reasonably assured.

A reconciliation of the beginning and ending amounts of uncertain income tax benefits for the years ended December 31, 2013 and 2012 is as follows:

	2013	2012
Balance at January 1	$—	$—
Tax postions related to current year:
Additions	—	—
Reductions	—	—
Tax postions related to prior years:
Additions	—	—
Reductions	—	—

Balance at December 31	$—	$—

The Company recognizes interest and penalties related to uncertain tax positions as a component of income tax provision. In the years ended December 31, 2013 and 2012, there were no interest or penalties included in the income tax provision.

The Company files Canadian and U.S. federal and state income tax returns. The Company is subject to examination by the tax authorities for the tax years ended 2008 through 2013.